Condensed Consolidated Statements of Changes in Convertible Preferred Stock, Noncontrolling Interests And Equity (Parenthetical)	Jun. 30, 2020 shares
Class B Common Stock | BOWX ACQUISITION CORP [Member]
Common stock shares subject to possible redemption	1,575,000